Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases — The Company leases certain facilities and equipment under various operating leases. These leases are generally subject to scheduled base rent and maintenance cost increases, which are recognized on a straight-line basis over the period of the leases. Total rent expense for all operating leases was approximately $1.3 million, $0.3 million and $0.3 million for the years ended December 31, 2013, 2012 and 2011 respectively. Future annual minimum rental payments due are as follows (in thousands):

Year Ended December 31,	Amount(1)
2014	$7,870
2015	9,192
2016	8,410
2017	7,766
2018	6,680
Thereafter	27,326
Total	$67,244

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(1) Future commitments have been recast to reflect the inclusion of the Company’s recent acquisitions.
Lines of credit — As of December 31, 2013, the Company had a line of credit for $6.0 million, that matures in 2018 and as of December 31, 2013 $4.5 million has been funded and was recorded in term loan and line of credit in the consolidated statement of financial condition.
Accrued expenses and accounts payable — Accrued expenses and accounts payable includes approximately $7.9 million in accrued bonuses.
Legal Proceedings — The Company, the Original Operating Subsidiaries and First Allied are involved in legal proceedings from time to time arising out of their business operations, including arbitrations and lawsuits involving private claimants, and subpoenas, investigations and other actions by government authorities and self-regulatory organizations. In view of the inherent difficulty of predicting the outcome of such matters, particularly in cases in which claimants seek substantial or indeterminate damages, the Company cannot estimate what the loss or range of loss related to such matters will be. The Company recognizes a liability with regard to a legal proceeding when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, however, the Company accrues the minimum amount in the range. The Company maintains insurance coverage, including general liability, errors and omissions, excess entity errors and omissions and fidelity bond insurance. The Company records legal reserves and related insurance recoveries on a gross basis. Other than noted below, there were no legal reserves or payments recorded for this period.
In April 2013, Realty Capital Securities received notice and a proposed Letter of Acceptance, Waiver and Consent (“AWC”) from FINRA that certain violations of SEC and FINRA rules, including Rule 10b-9 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and FINRA Rule 2010, occurred in connection with its activities as a co-dealer manager for a public offering. Without admitting or denying the findings, Realty Capital Securities submitted an AWC, which FINRA accepted on June 4, 2013. In connection with the AWC, Realty Capital Securities consented to the imposition of a censure and a fine of $0.06 million, paid in the second quarter of 2013. Realty Capital Securities believes that the matter will not have a material adverse effect on Realty Capital Securities or its business.
Defense costs with regard to legal proceedings are expensed as incurred and classified as professional services within the consolidated statements of income. When there is indemnification or insurance, the Company may engage in defense or settlement and subsequently seek reimbursement for such matters.
Summit Litigation
Summit, its board of directors, the Company and a wholly owned subsidiary formed by our company in connection with the Summit acquisition are named as defendants in two purported class action lawsuits (now consolidated) filed by alleged Summit shareholders on November 27, 2013 and December 12, 2013 in Palm Beach County, Florida challenging the Summit acquisition. These lawsuits allege, among other things, that: (i) each member of Summit’s board of directors breached his fiduciary duties to Summit and its shareholders in authorizing the Summit acquisition; (ii) the Summit acquisition does not maximize value to Summit shareholders; and (iii) we and our acquisition subsidiary aided and abetted the breaches of fiduciary duty allegedly committed by the members of Summit’s board of directors. On May 9, 2014, the plaintiff shareholders moved for leave to file an amended complaint under seal. The amended complaint asserts claims similar to those in the original complaint, adds allegations relating to the amendment of the Summit merger agreement on March 17, 2014, and also challenges the adequacy of the disclosures in the registration statement related to the issuance of shares of our Class A common stock as consideration in the Summit acquisition, the background of the transaction, the fairness opinion issued to the Summit special committee, and Summit’s financial projections. The consolidated lawsuits seek class-action certification, equitable relief, including an injunction against consummation of the Summit acquisition on the agreed-upon terms, and damages.
On May 27, 2014, the parties to the consolidated action entered into a Memorandum of Understanding (the “Memorandum of Understanding”) setting forth their agreement in principle to settle the consolidated action.  The parties are presently negotiating a stipulation of settlement based on the terms of the Memorandum of Understanding.